Long-Term Debt - Additional Information - Other (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) SecurityLoan term_loan	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Interest at a weighted-average fixed rate	5.10%	4.30%
Long term debt principal repayments, 2019	$ 200,000,000
Long term debt principal repayments, 2020	1,200,000,000
Long term debt principal repayments, 2021	900,000,000
Long term debt principal repayments, 2022	200,000,000
Long term debt principal repayments, 2023	300,000,000
Long term debt principal repayments thereafter	$ 600,000,000
Number of loan agreements | SecurityLoan	5
Minimum
Debt Instrument [Line Items]
Vessel market value to loan ratio	131.70%
Vessel market value to loan minimum required ratio	115.00%
Revolving credit lines maturity period (in months)	6 months
Maximum
Debt Instrument [Line Items]
Vessel market value to loan ratio	197.80%
Vessel market value to loan minimum required ratio	135.00%
Secured debt
Debt Instrument [Line Items]
Number of debt instruments | term_loan	11
Teekay Tankers
Debt Instrument [Line Items]
Minimum level of free cash be maintained as per loan agreements	$ 35,000,000.0
Teekay Tankers | Minimum
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%
Teekay Tankers | Long-term Debt
Debt Instrument [Line Items]
Debt guaranteed	$ 166,400,000
Teekay Tankers | Teekay Parent | Long-term Debt
Debt Instrument [Line Items]
Debt guaranteed	166,400,000	$ 252,700,000
Teekay LNG
Debt Instrument [Line Items]
Minimum level of free cash be maintained as per loan agreements	35,000,000.0
Term Loan One
Debt Instrument [Line Items]
Minimum level of free cash be maintained as per loan agreements	$ 100,000,000.0
Term Loan One | Minimum
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt	7.50%
Term Loan Two
Debt Instrument [Line Items]
Minimum level of free cash be maintained as per loan agreements	$ 50,000,000.0
Term Loan Two | Minimum
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%
Fixed Rate | Term Loan One | Secured debt
Debt Instrument [Line Items]
Number of debt instruments | term_loan	1
Fixed Rate | Remaining Term Loans | Secured debt
Debt Instrument [Line Items]
Number of debt instruments | term_loan	2